Long-Term Investments (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 01, 2025	Oct. 31, 2021	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Jun. 30, 2024	May 24, 2024	Mar. 14, 2024
Long-Term Investments [Line Items]
Percentage of common stock shares		51.00%		51.00%
Aggregate amount								$ 2,688,578
Prepayment amount								$ 1,895,556
Converted shares			994,450					994,450
Common stock, shares authorized			100,000,000	100,000,000	[1]	100,000,000	[1]
Ordinary shares issued			15,378,305	13,868,484	[1]	7,940,298	[1]				1,610,700
Ordinary shares outstanding			15,378,305	13,868,484	[1]	7,940,298	[1]
Payment to joint venture		$ 150,000		$ 150,000
BioFirst Corporation [Member]
Long-Term Investments [Line Items]
Percentage of common stock shares			18.68%	18.68%		18.68%
Prepayment amount				$ 1,124,842
Ordinary shares issued		3,049		3,049
Ordinary shares outstanding		3,049		3,049
Rgene Corporation (the “Rgene”) [Member]
Long-Term Investments [Line Items]
Percentage of common stock shares	37.00%		26.65%	26.65%		26.65%
BioLite Japan K.K. [Member]
Long-Term Investments [Line Items]
Percentage of common stock shares		49.00%		49.00%
Common stock, shares authorized		10,000		10,000
Payment to joint venture		$ 150,000		$ 150,000
BioLite JP [Member]
Long-Term Investments [Line Items]
Owned shares		1,494		1,494
Common Stock [Member]
Long-Term Investments [Line Items]
Ordinary shares issued									41,387	200,000
Common Stock [Member] | Lucidaim Co Ltd [Member]
Long-Term Investments [Line Items]
Owned shares		1,555		1,555

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.